COMMITMENTS AND CONTINGENCIES (Details 2) - USD ($) $ in Thousands	Aug. 31, 2015	Nov. 30, 2014
Future Lease Obligations
2015	$ 1,149
2016	4,437	$ 4,415
2017	4,312	4,291
2018	4,073	4,052
2019	2,889	2,867
Thereafter	6,662	6,637
Future minimum rental payments	$ 23,522	$ 26,921